Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Summary Of Significant Accounting Policies
Summary of Changes in Allowance for Credit Losses

The following table presents changes in the allowance for credit losses for the year ended December 31, 2025:

Balance at December 31, 2025	$41
Change in provision for credit losses	(15)
Balance at March 31, 2026	$26

The following table presents changes in the allowance for credit losses for the year ended December 31, 2025:

Balance - December 31, 2024	$24,210
Change in provision for credit losses	17,131
Balance - December 31, 2025	$41,341

Schedule of Basic and Diluted Net Loss Per Share

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Three Months Ended March 31,
	2026	2025
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(8,417)	$(3,644)

Denominator:
Weighted average shares—basic and diluted (in thousands)	720	120
Net loss per share attributable to common shareholders—basic and diluted	$(11.69)	$(30.37)

The calculation of basic and diluted net loss per share attributable to common stock was as follows:

	For the Year Ended December 31,
	2025	2024
Numerator:
Net loss attributable to common shareholders—basic and diluted	$(22,492,075)	$(31,095,029)

Denominator:
Weighted average shares—basic and diluted	189,150	22,291
Net loss per share attributable to common shareholders—basic and diluted	$(118.91)	$(1,394.94)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss that could potentially be dilutive in future periods are as follows:

	As of March 31,
	2026	2025
Options	628	128
RSUs	26,708	13,039
Public warrant shares	1,150	1,150
GEM warrant shares	83	83
Common warrant shares	100,716	22,638
Placement agent warrant shares	14,912	525
Pre-funded warrants	—	—
Total	144,197	37,563

Securities that were excluded from loss per share as their effect would be anti-dilutive due to the net loss that could potentially be dilutive in future periods are as follows:

	As of December 31,
	2025	2024
Options	627	129
RSUs	20,695	1,704
Public warrant shares	1,150	1,150
GEM warrant shares	83	83
Common warrant shares	36,800	22,639
Placement agent warrant shares	3,591	525
Pre-funded warrants	—	—
Total	62,952	26,230